NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 26,514,657				$ 26,514,657		$ 25,547,794
Net Income (Loss) Attributable to Parent	$ 594,391	$ 372,472	$ 2,182,732	$ 7,376,679	966,863	$ 9,559,411
Net Cash Provided by (Used in) Operating Activities					$ 163,091	$ 180,861